SHARE-BASED PAYMENTS	12 Months Ended
Mar. 31, 2019
Share-based Payment Arrangements [Abstract] [Abstract]
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS
The Company’s share-based payment plans consist of two categories: an equity-settled share-based payment plan comprised of the Employee Stock Option Plan (ESOP); and cash-settled share-based payments plans that include the Employee Stock Purchase Plan (ESPP), the Executive Deferred Share Unit (EDSU) plan, the Deferred Share Unit (DSU) plan, the Long-Term Incentive Time Based plans and the Long-Term Incentive Performance Based plans. The Long-Term Incentive – Deferred Share Unit (LTI-DSU) plan and the Long-Term Incentive – Time Based Restricted Share Unit (LTI-TB RSU) plan are time-based plans while the Long-Term Incentive – Performance Share Unit (LTI-PSU) plan is performance based plan.

The effect of share-based payment arrangements in the consolidated income statement and in the consolidated statement of financial position are as follows as at, and for the years ended March 31:

		Compensation	Balance in the consolidated
		cost	statement of financial position
	2019	2018	2019	2018
Cash-settled share-based compensation:
ESPP	$8.5	$7.4	$—	$—
DSU	6.3	5.4	(15.5)	(16.2)
LTI-DSU	6.6	4.8	(31.6)	(27.1)
LTI-TB RSU	6.4	5.2	(11.6)	(10.0)
LTI-PSU	26.5	27.6	(47.0)	(40.7)
Total cash-settled share-based compensation	$54.3	$50.4	$(105.7)	$(94.0)
Equity-settled share-based compensation:
ESOP	$6.4	$4.9	$(24.8)	$(21.3)
Total equity-settled share-based compensation	$6.4	$4.9	$(24.8)	$(21.3)
Total share-based compensation cost	$60.7	$55.3	$(130.5)	$(115.3)

For the year ended March 31, 2019, share-based compensation costs of $0.8 million (2018 – $0.4 million) were capitalized.

The Company entered into equity swap agreements in order to reduce its earnings exposure related to the fluctuation in the Company’s share price relating to the DSU and Long-Term Incentive Time Based plans (see Note 28 and Note 29). The recovery recognized in fiscal 2019 amounts to $13.2 million (2018 – $8.0 million).

The share-based payment plans are described below. There have been no plan cancellations during fiscal 2019 and fiscal 2018.

Employee Stock Option Plan
Under the Company’s long-term incentive program, options may be granted to key employees to purchase common shares of the Company at a subscription price of 100% of the market value at the date of the grant. Market value is determined as the weighted average price of the common shares on the Toronto Stock Exchange (TSX) of the five days of trading prior to the effective date of the grant.

As at March 31, 2019, a total of 13,446,114 common shares (2018 – 14,677,714) remained authorized for issuance under the Employee Stock Option Plan (ESOP). The options are exercisable during a period not to exceed seven years, and are not exercisable during the first 12 months after the date of the grant. The right to exercise all the options vests over a period of four-years of continuous employment from the grant date. Upon termination of employment at retirement, unvested options continue to vest following the retiree’s retirement date, subject to the four year vesting period. However, if there is a change of control of the Company, the options outstanding become immediately exercisable by option holders. Options are adjusted proportionately for any stock dividends or stock splits attributed to the common shares of the Company.

Outstanding options are as follows:

		2019		2018
		Weighted		Weighted
	Number	average exercise	Number	average exercise
	of options	price	of options	price
Options outstanding, beginning of year	6,155,525	$17.31	5,541,625	$14.51
Granted	1,733,100	27.15	2,044,900	22.15
Exercised	(1,231,600)	14.78	(1,246,575)	12.58
Forfeited	(82,525)	17.41	(184,425)	18.52
Expired	(70,375)	18.20	—	—
Options outstanding, end of year	6,504,125	$20.41	6,155,525	$17.31
Options exercisable, end of year	2,082,325	$16.36	1,744,125	$14.12

Summarized information about the Company's ESOP as at March 31, 2019 is as follows:

		Options Outstanding		Options Exercisable
		Weighted
	Number of	average remaining	Weighted	Number of	Weighted
Range of	options	contractual life	average exercise	options	average exercise
exercise prices	outstanding	(years)	price	exercisable	price
$9.69 to $11.02	179,725	0.92	$10.76	179,725	$10.76
$14.61 to $16.15	2,755,125	3.63	15.65	1,496,500	15.47
$20.86 to $27.15	3,569,275	5.68	24.56	406,100	22.14
Total	6,504,125	4.68	$20.41	2,082,325	$16.36

The weighted average market share price for share options exercised in 2019 was $27.11 (2018 – $22.15).

For the year ended March 31, 2019, compensation cost for CAE’s stock options of $6.4 million (2018 – $4.9 million) was recognized with a corresponding credit to contributed surplus using the fair value method of accounting for awards that were granted since fiscal 2012.

The assumptions used for the purpose of the option calculations outlined in this note are presented below:

	2019	2018
Weighted average assumptions used in the Black-Scholes options pricing model:
Weighted average share price	$27.42	$22.14
Exercise price	$27.15	$22.15
Dividend yield	1.31%	1.45%
Expected volatility	18.34%	18.39%
Risk-free interest rate	2.07%	0.86%
Expected option term	4 years	4 years
Weighted average fair value option granted	$4.23	$2.75

Expected volatility is estimated by considering historical average share price volatility over the option's expected term.

Employee Stock Purchase Plan
The Company maintains an Employee Stock Purchase Plan (ESPP) to enable employees of the Company and its participating subsidiaries to acquire CAE common shares through regular payroll deductions or a lump-sum payment plus employer contributions. The Company and its participating subsidiaries contribute $1 for every $2 of employee contributions, up to a maximum of 3% of the employee’s base salary.

Deferred Share Unit Plans
In fiscal 2017, CAE adopted an Executive Deferred Share Unit (EDSU) plan. The purpose of the plan is to attract and retain talented individuals to serve as officers and executives of the Company and to promote a greater alignment of interests between the executives and shareholders of CAE. Under this plan, Canadian and U.S.-based executives can elect to defer a portion or entire short-term incentive payment to the EDSU plan on an annual basis. Such deferred short-term incentive amount is converted to EDSUs based on the volume weighted average price of the common shares on the TSX during the last five trading days prior to the date on which such incentive compensation becomes payable to the executive. The EDSU is equal in value to one common share of CAE. The units also accrue dividend equivalents payable in additional units in an amount equal to dividends paid on CAE common shares. EDSUs mature upon termination of employment, whereupon holders are entitled to receive a lump sum cash payment equal to the number of EDSUs credited to their account as of that date multiplied the volume weighted average price of the common shares on the TSX during the last five trading days prior to the settlement date.

The Company also maintains a Deferred Share Unit (DSU) plan for executives, under which units are no longer granted, whereby an executive elected to receive cash incentive compensation in the form of deferred share units. A DSU is equal in value to one common share of the Company. The units were issued on the basis of the average closing board lot sale price per share of CAE common shares on the TSX during the last 10 days on which such shares traded prior to the date of issue. The units also accrue dividend equivalents payable in additional units in an amount equal to dividends paid on CAE common shares. DSUs mature upon termination of employment, whereupon an executive is entitled to receive a cash payment equal to the fair market value, determined as the average closing board lot sale price per share of CAE common shares on the TSX during the last 10 days on which such shares traded prior to the settlement date, of the equivalent number of common shares, net of withholdings.

The Company also maintains a DSU plan for non-employee directors. A non-employee director holding less than the minimum required holdings of common shares of the Company receives the Board retainer and attendance fees in the form of deferred share units. Minimum required holdings mean no less than the number of common shares or deferred share units equivalent in fair market value to three times the annual retainer fee payable to a director for service on the Board. A non-employee director holding no less than the minimum required holdings of common shares may elect to participate in the plan in respect of half or all of his or her retainer and part or all of his or her attendance fees. The terms of the plan are identical to the executive DSU plan except that units are issued on the basis of the closing board lot sale price per share of CAE common shares on the TSX during the last day on which the common shares traded prior to the date of issue.

The Company records the cost of the DSU plans as a compensation expense and accrues its non-current liability in deferred gains and other non-current liabilities.
DSUs outstanding are as follows:

	2019	2018
DSUs outstanding, beginning of year	675,097	691,698
Units granted	92,211	99,632
Units redeemed	(253,176)	(143,560)
Dividends paid in units	9,338	27,327
DSUs outstanding, end of year	523,470	675,097
DSUs vested, end of the year	523,470	675,097

Long-Term Incentive Time Based Plans
The Company maintains two Long-Term Incentive Time Based plans. The plans are intended for executives and senior management to promote a greater alignment of interests between executives and shareholders of the Company. A unit under these plans is equal in value to one common share at a specific date. One of these plans is no longer granted.

Long-Term Incentive – Deferred Share Unit Plan (LTI-DSU)
The LTI-DSUs are entitled to dividend equivalents payable in additional units in an amount equal to dividends paid on CAE common shares. Eligible participants are entitled to receive a cash payment equivalent to the fair market value of the number of vested LTI-DSUs held upon any termination of employment. Upon termination of employment at retirement, unvested units continue to vest until November 30 of the year following the retirement date. For participants subject to section 409A of the United States Internal Revenue Code, vesting of unvested units takes place at the time of retirement. Effective fiscal 2015, this plan was replaced by the LTI-TB RSU plan.

The plan stipulates that granted units vest equally over five years and that following a change of control, all unvested units vest immediately.

Long-Term Incentive – Time Based Restricted Share Unit Plan (LTI-TB RSU)
The LTI-TB RSU plan under which units are currently granted. Eligible participants are entitled to receive a cash payment equivalent to the fair market value of the number of vested LTI-TB RSUs held at the end of the vesting period. For participants subject to loss of employment other than voluntarily or for cause, a portion of the unvested LTI-TB RSUs will vest by one third for each full year of employment completed during the period from the grant date to the date of termination. If termination of a participant is due to resignation or for cause, all unvested units are forfeited. Upon termination of employment at retirement, unvested grants continue to vest in accordance to their vesting date. For certain participants in the United States, vesting of unvested units takes place at the time of retirement.

LTI-TB RSUs granted pursuant to the plan vest after three years from their grant date and following a change of control, all unvested units vest immediately.

Long-Term Incentive Time Based units outstanding under all plans are as follows:

		LTI-DSU		LTI-TB RSU
	2019	2018	2019	2018
Units outstanding, beginning of year	1,134,741	1,193,723	553,923	551,210
Units granted	—	—	148,670	179,440
Units cancelled	(2,523)	(1,768)	(8,487)	(21,640)
Units redeemed	(76,750)	(74,783)	(192,086)	(155,087)
Dividends paid in units	12,575	17,569	—	—
Units outstanding, end of year	1,068,043	1,134,741	502,020	553,923
Units vested, end of year	1,067,648	1,128,464	394,404	420,247

Long-Term Incentive Performance Based Plan
The Company maintains a Long-Term Incentive Performance Based plan. The plan is intended to enhance the Company’s ability to attract and retain talented individuals and also to promote a greater alignment of interest between eligible participants and the Company’s shareholders.
Long-Term Incentive – Performance Share Unit Plan (LTI-PSU)
Eligible participants of the LTI-PSU are entitled to receive a cash payment equivalent to the fair market value of the number of vested LTI-PSUs held at the end of the vesting period multiplied by a factor which ranges from 0% to 200% based on the attainment of performance criteria set out pursuant to the plan. In relation to participants subject to loss of employment other than voluntarily or for cause, a portion of the unvested LTI-PSUs will vest by one-sixth after year one, one-third after year two and one-half after year three. If termination of a participant is due to resignation or for cause, all unvested units are forfeited. Upon termination of employment at retirement, unvested grants continue to vest in accordance to their vesting date.

LTI-PSUs granted pursuant to the plan vest after three years from their grant date and following a change of control, all unvested units vest immediately.

Long-Term Incentive Performance Based units outstanding are as follows:

		LTI-PSU
	2019	2018
Units outstanding, beginning of year	1,230,717	1,308,064
Units granted	756,386	819,566
Units cancelled	(25,491)	(50,376)
Units redeemed	(820,412)	(846,537)
Units outstanding, end of year	1,141,200	1,230,717
Units vested, end of year	876,095	933,977